Interest and Finance Costs, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and Finance Costs [Abstract]
Interest expense	$ 28,299	$ 24,978	$ 19,523
Amortization of financing costs	1,939	1,455	1,503
Loan expenses	268	195	923
Interest and finance costs	$ 30,506	$ 26,628	$ 21,949